UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06342

Exact name of registrant as specified in charter:	Aberdeen Global Income Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road,
Plainsboro,
New Jersey 08536

Name and address of agent for service:	Mr. Christian Pittard
Aberdeen Asset Management Inc.
1735 Market Street
37th Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-866-839-5233

Date of fiscal year end:	10/31/07

Date of reporting period:	1/31/07

Item 1 – Schedule of Investments – [ INSERT SCHEDULE ]

Portfolio of Investments

As of January 31, 2007 (unaudited)

	Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS - 104.9%

		ARGENTINA - 2.7%
		Republic of Argentina,
USD	2,841	8.28%, 12/31/33 (a)	NR	B+	$3,263,085

		AUSTRALIA - 23.8%
		ABN Amro Bank NV,
AUD	500	6.50%, 5/17/18 (b)	A1	A+	380,287
		Australia and New Zealand Banking Group, Ltd.,
AUD	500	6.25%, 5/23/16 (b)	A1	A+	379,922
		AXA SA,
AUD	500	7.25%, 10/26/16 (b)(c)	Baa1	BBB	379,023
		Brisbane Airport Corporation, Ltd.,
AUD	1,000	7.30%, 6/30/10	Aaa	AAA	788,641
		CFS Retail Property Trust,
AUD	500	6.25%, 12/22/14	NR	A	368,727
		Cie de Financement Foncier,
AUD	500	6.25%, 1/30/17	Aaa	AAA	381,160
		Commonwealth of Australia,
AUD	550	10.00%, 10/15/07	Aaa	AAA	436,910
AUD	1,250	7.50%, 9/15/09	Aaa	AAA	1,000,180
AUD	500	5.25%, 8/15/10	Aaa	AAA	377,298
AUD	250	5.75%, 6/15/11	Aaa	AAA	191,366
AUD	100	6.50%, 5/15/13	Aaa	AAA	79,368
AUD	500	6.25%, 4/15/15	Aaa	AAA	394,199
AUD	250	6.00%, 2/15/17	Aaa	AAA	194,514
		Emirates Bank International,
AUD	500	6.75%, 11/06/09	A1	A	385,812
		FGL Finance Australia, Ltd.,
AUD	500	6.25%, 3/17/10	Baa2	BBB	379,651
		General Electric Capital Australia Funding Pty,
AUD	500	6.00%, 5/15/13	Aaa	AAA	372,836
AUD	600	6.00%, 4/15/15	Aaa	AAA	443,946
		GPT RE, Ltd.,
AUD	500	6.00%, 6/28/08	NR	BBB+	382,759
		HSBC Bank Australia,
AUD	2,000	6.5867%, 5/19/16 (b)	A1	AA-	1,546,271
		Macquarie Bank, Ltd.,
AUD	500	6.50%, 5/31/17 (b)	A3	A-	383,349
		Monumental Global Funding, Ltd.,
AUD	500	6.50%, 11/08/11	Aa3	AA	383,864
		National Capital Trust III,
AUD	500	7.3633%, 09/30/16 (b)(c)	A2	A-	388,694
		National Wealth Management,
AUD	500	6.75%, 6/16/26 (b)	NR	A-	375,379
		New South Wales Treasury Corporation,
AUD	3,700	7.00%, 12/01/10	Aaa	AAA	2,930,712
		Northern Territory Treasury,
AUD	1,250	6.75%, 7/14/09	NR	NR	976,237
		Publishing & Broadcasting Finance, Ltd.,
AUD	800	6.15%, 7/04/15	Baa1	BBB+	587,809
		Queensland Treasury Corporation,
AUD	2,500	8.00%, 9/14/07	Aaa	AAA	1,956,495
AUD	1,700	6.00%, 6/14/11	Aaa	AAA	1,305,165
AUD	2,700	6.00%, 8/14/13	Aaa	AAA	2,069,795
AUD	2,200	6.00%, 10/14/15	Aaa	AAA	1,679,180
AUD	1,250	6.00%, 6/14/21	Aaa	AAA	952,964
		RWH Finance Pty, Limited,
AUD	500	6.20%, 3/26/17	Aa2	NR	367,494
		SPI Australia Finance Pty, Ltd.,
AUD	750	6.25%, 11/14/08	A1	A	575,200
		SPI Electricity & Gas,
AUD	600	6.50%, 11/03/11	A1	A	457,375
		St George Bank, Ltd.,
AUD	500	6.50%, 7/26/16 (b)	A2	A	382,136
		Sydney Airport Finance,
AUD	1,000	6.25%, 11/21/11	Aaa	NR	759,185
		Telstra Corporation, Ltd.,
AUD	500	7.25%, 3/30/10	A2	A	391,409
NZD	1,000	7.15%, 11/24/14	A2	A	668,443
		Walker Finance Property, Limited,
AUD	700	6.6917%, 12/30/11(b)	NR	AAA	543,049
		Western Australia Treasury Corporation,
AUD	500	8.00%, 10/15/07	Aaa	AAA	391,472
AUD	2,250	8.00%, 6/15/13	Aaa	AAA	1,895,282

					29,283,558

Aberdeen Global Income Fund, Inc. 1

Portfolio of Investments (continued)

As of January 31, 2007 (unaudited)

	Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS (continued)

		BRAZIL - 2.7%
		Bie Bank & Trust, Ltd.,
BRL	3,500	14.10%, 2/02/09	NR	NR	$1,696,271
		Electropaulo Metropolitian,
BRL	500	19.125%, 6/28/10	NR	BB-	269,380
		Federal Republic of Brazil,
USD	1,200	10.00%, 8/07/11	Ba2	BB	1,404,000

					3,369,651

		CANADA - 20.9%
		Canadian Government,
NZD	1,000	6.625%, 10/03/07	Aaa	AAA	684,603
CAD	2,500	5.50%, 6/01/10	Aaa	AAA	2,209,145
CAD	3,000	10.25%, 3/15/14	Aaa	AAA	3,483,141
CAD	2,000	8.00%, 6/01/23	Aaa	AAA	2,429,007
CAD	2,000	9.00%, 6/01/25	Aaa	AAA	2,699,610
		Canada (Cayman),
CAD	750	7.25%, 6/01/08	Aaa	NR	656,999
		Ontario Hydro,
CAD	500	8.50%, 5/26/25	Aa1	AA	622,065
		Province of British Columbia,
CAD	2,000	9.50%, 1/09/12	Aaa	AA+	2,085,344
		Province of Manitoba,
NZD	1,000	6.375%, 9/01/15	Aa1	AA-	660,924
		Province of Manitoba Series EMTN,
CAD	3,500	7.00%, 5/21/07	Aa1	AA-	2,986,359
		Province of New Brunswick,
CAD	2,000	7.75%, 1/13/14	Aa1	AA-	2,024,127
		Province of Newfoundland,
CAD	1,000	5.125%, 12/29/10	Aa2	A	866,610
		Province of Ontario,
NZD	1,500	6.25%, 6/16/15	Aa1	AA	979,083
		Province of Quebec,
NZD	1,000	6.75%, 11/09/15	Aa2	A+	669,523
		Quebec Hydro,
CAD	2,000	9.625%, 7/15/22	Aa2	A+	2,592,731

					25,649,271

		COLOMBIA - 0.7%
		Republic of Colombia,
COP	1,600,000	12.00%, 10/22/15	Ba2	BB	816,499

		FINLAND - 2.1%
		Republic of Finland,
GBP	1,250	10.125%, 6/22/08	Aaa	AAA	2,584,134

		FRANCE - 1.7%
		Dexia Municipal Agency,
NZD	3,000	7.00%, 11/26/07	Aaa	AAA	2,048,131

		GERMANY - 5.8%
		Kreditanstalt fuer Wiederaufbau,
TRY	4,000	13.50%, 3/03/08	Aaa	AAA	2,723,344
MXN	15,000	9.75%, 5/27/08	Aaa	AAA	1,383,762
		Kreditanstalt fuer Wiederaufbau International Finance, Inc.,
USD	3,000	5.75%, 1/15/08	Aaa	AAA	3,012,525

					7,119,631

		INDONESIA - 2.6%
		Indonesia Government,
IDR	12,000,000	13.15%, 3/15/10	NR	BB+	1,483,912
IDR	15,000,000	11.00%, 12/15/12	NR	BB+	1,749,890

					3,233,802

		IRELAND - 1.1%
		Red Arrow International Leasing,
RUB	33,580	8.375%, 3/31/12	Baa2	BBB+	1,304,889

		JAMAICA - 1.3%
		Government of Jamaica,
EUR	1,000	11.00%, 7/27/12	B1	B	1,564,530

		KAZAKHSTAN - 1.2%
		Kazkommerts International BV,
USD	1,500	7.875%, 4/07/14	Baa1	BB+	1,534,605

		LUXEMBOURG - 0.9%
		Vimpel-Communication,
USD	1,100	8.00%, 2/11/10	Ba3	BB+	1,141,392

		MEXICO - 0.7%
		Mexican Fixed Rate Bonds,
MXN	9,000	9.50%, 12/18/14	Baa1	A	890,239

Aberdeen Global Income Fund, Inc. 2

Portfolio of Investments (continued)

As of January 31, 2007 (unaudited)

	Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS (continued)

		NETHERLANDS - 1.9%
		Nederlandse Waterschapsbank,
NZD	500	6.50%, 10/17/08	Aaa	AAA	$336,996
		Rabo Australia, Ltd.,
NZD	3,000	6.25%, 11/22/11	Aaa	AAA	1,967,552

					2,304,548

		NEW ZEALAND - 3.9%
		Auckland Healthcare Services, Ltd,
NZD	1,000	7.75%, 9/15/15	Aaa	AAA	712,061
		Bank of New Zealand,
NZD	1,000	7.50%, 9/15/08	NR	AA-	683,898
		Deutsche Bank AG,
NZD	2,000	7.14%, 6/16/14	A1	A+	1,357,797
		New Zealand Government,
NZD	500	6.50%, 4/15/13	Aaa	AAA	348,763
NZD	1,500	6.00%, 12/15/17	Aaa	AAA	1,028,827
		Powerco, Ltd.,
NZD	1,000	6.39%, 3/29/13	NR	AAA	654,623

					4,785,969

		PERU - 1.7%
		Republic of Peru,
USD	1,700	9.875%, 2/06/15	Ba3	BB+	2,120,750

		PHILIPPINES - 3.1%
		Philippine Long Distance Telephone Company,
USD	1,400	11.375%, 5/15/12	Ba2	BB+	1,714,076
		Republic of Philippines,
USD	1,913	7.50%, 9/25/24	B1	NR	2,097,126

					3,811,202

		RUSSIA - 2.3%
		Evraz Group SA,
USD	1,300	8.25%, 11/10/15	B2	BB-	1,321,710
		Russian Standard Finance SA,
USD	1,500	8.625%, 5/05/11	Ba2	B+	1,500,450

					2,822,160

		SINGAPORE - 2.5%
		Singapore Government,
SGD	4,500	3.75%, 9/01/16	Aaa	AAA	3,063,646

		SWITZERLAND - 2.0%
		Eurofima,
AUD	200	6.00%, 1/28/14	Aaa	AAA	151,642
AUD	1,000	6.25%, 12/28/18	Aaa	AAA	773,774
		European Investment Bank,
NZD	2,300	7.00%, 12/17/07	Aaa	AAA	1,569,960

					2,495,376

		TURKEY - 1.0%
		Republic of Turkey,
USD	1,000	11.00%, 1/14/13	Ba3	BB-	1,221,250

		UKRAINE - 0.4%
		Alfa Bank Ukraine,
USD	500	9.75%, 12/22/09	B1	BB-	510,650

		UNITED KINGDOM - 6.7%
		Barclays Bank PLC,
GBP	1,000	9.875%, 5/29/49	Aa2	A+	2,046,631
		British Gas PLC,
GBP	1,400	8.875%, 7/08/08	A2	A	2,844,350
		EGG Banking PLC,
GBP	500	5.125%, 12/21/07	A3	NR	971,324
		Prudential Finance B.V.,
GBP	500	9.375%, 6/04/07	NR	A+	988,838
		United Kingdom Treasury,
GBP	600	8.00%, 12/07/15	Aaa	AAA	1,419,000

					8,270,143

Aberdeen Global Income Fund, Inc. 3

Portfolio of Investments (continued)

As of January 31, 2007 (unaudited)

	Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS (concluded)

		UNITED STATES - 9.8%
		Bank of America Corp.,
AUD	500	6.50%, 12/05/08	Aa2	AA-	$386,232
		General Electric Capital Corp.,
NZD	1,000	6.625%, 2/04/10	Aaa	AAA	669,832
NZD	1,000	6.50%, 9/28/15	Aaa	AAA	651,354
		Goldman Sachs Group, Inc.,
AUD	500	6.35%, 4/12/16	Aa3	AA-	372,383
		HSBC Bank,
AUD	800	6.50%, 9/22/11	Aa3	AA-	612,894
		International Finance Corp.,
NZD	1,000	6.75%, 7/15/09	Aaa	AAA	672,792
		Merrill Lynch & Co., Inc.,
AUD	500	6.50%, 7/28/09	Aa3	AA-	384,857
AUD	200	6.75%, 3/12/14	Aa3	AA-	153,723
		Morgan Stanley,
NZD	1,500	6.86%, 9/06/12	Aa3	NR	995,774
		SLM Corp.,
NZD	1,500	6.50%, 6/15/10	A2	A	999,155
		Traverlers Insurance Company Institutional Funding, Ltd.,
AUD	500	6.00%, 4/07/09	Aa2	AA	381,936
		United States Treasury,
USD	4,500	6.25%, 5/15/30	Aaa	AAA	5,280,116
		Wells Fargo & Co.,
AUD	700	5.75%, 7/12/10	Aa1	AA	527,365

					12,088,413

		URUGUAY - 1.4%
		Republica Orient Uruguay,
USD	1,500	7.625%, 3/21/36	B1	B+	1,619,850

Total Long-Term Investments (cost $117,220,681)					128,917,374

SHORT-TERM INVESTMENTS - 9.3%
		UNITED STATES - 9.3%
CAD	1,131	State Street Bank and Trust Company Time Deposit,
		2.00%, 2/07/07	NR	NR	958,150
GBP	4,838	State Street Bank and Trust Company Fixed Deposit,
		4.40%, 2/07/07	NR	NR	9,469,934
NZD	1,514	State Street Bank and Trust Company Fixed Deposit,
		5.50%, 2/07/07	NR	NR	1,040,571

Total Short-Term Investments (cost $11,468,655)					11,468,655

Total Investments - 114.2% (cost $128,689,336)					140,386,029
Other Assets in Excess of Liabilities - 10.2%					12,522,531
Liquidation Value of Preferred Stock - (24.4%)					(30,000,000)

Net Assets Applicable to Common Shareholders - 100.0%					$122,908,560

NR	- Not rated by Moody’s and/or Standard & Poor’s.
AUD	- Australian dollar	EUR	- European Union euro	MXN	- Mexican peso	SGD	- Singapore dollar
BRL	- Brazilian real	GBP	- British pound	MYR	- Malaysian ringgit	TRY	- Turkish lira
CAD	- Canadian dollar	IDR	- Indonesian rupiah	NZD	- New Zealand dollar	USD	- United States dollar
COP	- Colombian peso	KRW	- South Korean won	RUB	- Russian ruble

(a)	Paid-in-kind (PIK) payments.
(b)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2007.
(c)	The maturity date presented for these instruments represents the next call date.

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
UBS AG	October 31, 2007	7,200	3.1600%	1 month LIBOR	$120,607
UBS AG	October 31, 2008	7,200	3.5400%	1 month LIBOR	209,275
UBS AG	October 31, 2010	4,800	4.0550%	1 month LIBOR	184,666

					$514,548

Aberdeen Global Income Fund, Inc. 4

Portfolio of Investments (concluded)

As of January 31, 2007 (unaudited)

Futures Contracts	Expiration	Contracts	Unrealized Appreciation/ (Depreciation)
Purchase Contract:
Australian Treasury Bond 6% - 3 year	March 2007	23	$(7,771)
Sale Contract:
Australian Treasury Bond 6% - 10 year	March 2007	9	10,698

			$2,927

Forward Exchange Contracts

Purchase/Sale	Amount Purchased	Amount Sold	Purchase Value as of January 31, 2007	Sale Value as of January 31, 2007	Unrealized Appreciation/ (Depreciation)
Malaysian Ringgit/United States Dollar
settlement date
3/23/07	MYR17,225,000	USD4,872,012	4,932,696	4,872,012	60,684
United States Dollar/Australian Dollar
settlement date
2/15/07	USD3,828,500	AUD5,000,000	3,828,500	3,871,573	(43,073)
settlement date
4/26/07	USD4,625,220	AUD6,000,000	4,625,220	4,637,299	(12,079)
United States Dollar/Canadian Dollar
settlement date
3/23/07	USD3,900,000	CAD4,468,082	3,900,000	3,790,751	109,249
settlement date
3/28/07	USD5,176,430	CAD6,000,000	5,176,430	5,091,232	85,198
United States Dollar/Indonesian Rupiah
settlement date
3/23/07	USD2,206,288	IRD20,000,000,000	2,206,288	2,190,930	15,358
United States Dollar/New Zealand Dollar
settlement date
2/15/07	USD17,225,000	NZD26,000,000	17,225,000	17,855,376	(630,376)

		Net USD Total	$41,894,134	$42,309,173	$(415,039)

Tax Cost of Investments

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of January 31, 2007 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$ 140,377,940	$3,437,365	$3,429,276	$8,089

Aberdeen Global Income Fund, Inc. 5

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) and the Investment Company Act of 1940, as amended) that occurred during the first fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Global Income Fund, Inc.

Date: March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Global Income Fund, Inc.

Date: March 29, 2007

By:	/s/ Christian Pittard
Christian Pittard,
Treasurer of
Aberdeen Global Income Fund, Inc.

Date: March 29, 2007